INTANGIBLES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
INTANGIBLES

17.	INTANGIBLES

									Carrying amount
	At December 31, 2023	Cumulative translation adjustments (CTA)	Effects of the application of IAS 29 (hyperinflation)	Additions	Amortization	Disposal	Transfers	At December 31, 2024	Acquisition cost	Amortization	Total
Brands	5,207.1	824.2	1,428.7	-	-	-	(73.8)	7,386.2	7,386.3	-	7,386.3
Intangibles	1,350.8	214.7	-	-	(51.4)	-	-	1,514.1	4,417.8	(2,903.6)	1,514.2
Software	2,404.8	43.4	284.4	3.0	(759.1)	(0.5)	1,277.9	3,253.9	7,128.6	(3,874.6)	3,254.0
Others	1,079.0	33.5	24.1	504.7	(36.5)	-	(1,228.3)	376.5	1,570.2	(1,194.0)	376.2
Total	10,041.7	1,115.8	1,737.2	507.7	(847.0)	(0.5)	(24.2)	12,530.7	20,502.9	(7,972.2)	12,530.7

										Carrying amount
	At December 31, 2024	Cumulative translation adjustments (CTA)	Effects of the application of IAS 29 (hyperinflation)	Additions	Amortization	Disposal	Transfers	Reclassified to assets held for sale (i)	At December 31, 2025	Acquisition cost	Amortization	Total
Brands	7,386.2	(1,382.5)	473.1	-	-	-	(0.4)	(10.6)	6,465.8	6,465.9	-	6,465.9
Intangibles	1,514.1	(94.2)	-	-	(53.4)	-	26.1	-	1,392.6	4,143.7	(2,751.0)	1,392.7
Software	3,253.9	(172.4)	104.7	-	(831.2)	(0.3)	510.7	-	2,865.4	7,308.4	(4,442.9)	2,865.5
Others	376.5	(33.1)	11.1	475.3	(18.2)	-	(484.9)	(7.8)	318.9	1,194.7	(876.1)	318.6
Total	12,530.7	(1,682.2)	588.9	475.3	(902.8)	(0.3)	51.5	(18.4)	11,042.7	19,112.7	(8,070.0)	11,042.7

(i)	Effect related to the reclassification of SLU's asset balances to the line of assets held for sale, as note 1.3.3 - Sale of subsidiary.

Intangibles with indefinite useful life

The carrying value of intangible assets with indefinite useful lives classified as brands were allocated to the following CGUs:

	2025	2024
Argentina	2,246.9	2,765.0
Bolivia	943.3	1,061.6
Canada	215.3	230.5
Chile	78.4	80.7
Luxembourg	339.6	339.6
Paraguay	634.6	602.1
Dominican Republic	1,488.2	1,740.1
Panama	378.4	425.9
Uruguay	141.2	140.8
	6,465.9	7,386.3

Intangible assets with indefinite useful lives have been tested for impairment on a CGU level basis, which is consistent with the approach described in note 16 – Impairment of Non-Financial assets.

In 2025, the Company followed the defined schedule for the implementation of the new version of its main enterprise resource planning system, or ERP (Enterprise Resource Planning) – S/4HANA, a SAP platform, whose capitalizable investments are recorded as intangible assets under the software line. The implementation is necessary in order to update and enhance the Company's technological environment. As in the previous period, in the context of the implementation, several assessments were conducted by Management throughout the year, including from the perspective of internal controls, in order to mitigate risks associated with this type of update, such as operational risks, operational disruption risks, data integrity risks, and regulatory compliance risks.

Accounting policies

The intangibles are recognized at cost of acquisition, net of accumulated amortization and impairment losses.

Intangible assets with definite useful lives are amortized on a straight-line basis over their estimated useful lives. Licenses, supply, and distribution rights are amortized over the period for which the rights exist, based on the contract terms, which vary, in general, from 1 to 8 years. In general, brands are considered to have indefinite lives and, therefore, are not amortized. Software and capitalized development costs related to technology are amortized over a period of 3 to 10 years. Items that are not amortized are tested for impairment on an annual basis.

Net gains on sales of intangible assets are disclosed in the income statement as other operating income. Net losses on sales are included as other operating expenses. Net gains and losses are recorded in income statement when control is transferred to the buyer, the counterpart recovery is possible and associated costs can be reliably estimated.

a) Brands

The Company is the owner of some of the world’s leading brands in the in the markets where it operates. As a result, brands are expected to generate positive cash flow for as long as the Company owns the brands, and accordingly they have been assigned indefinite useful lives. The most representative brands that have been recorded as a result of the fair value determination of past acquisitions are Quilmes in Argentina, Pilsen in Paraguay, Paceña and Huari in Bolivia and Presidente and Presidente Light in the Dominican Republic.

When a portion of the consideration paid in a business combination relates to brands, this is recognized in a specific Intangible Assets account, and measured at fair values as at the acquisition date. Subsequently, the value of brands can be reduced in the case of impairment losses. Internally generated expenditure for brand development is recognized within expenses.

b) Software

Purchased software is measured at cost less accumulated amortization. Amortization related to software is included in the cost of sales, commercial expenses or administrative expenses, based on the business activity which the software is intended to support.

The expenditures related to software maintenance are recognized as expense, as incurred. The expenditures with development, as the expenditures with employees allocated in software development, which are directly attributed to identifiable and exclusive software, controlled by the Company, are recognized as intangible assets.

c) Commercial intangibles

The Company and its subsidiaries may recognize supply rights, which consist of the right to supply to a customer and the customer's commitment to purchase the products. Additionally, the Group may recognize distribution rights, which are the rights to sell specific products in a certain territory, including sponsorship rights.

d) Other intangible assets

Other intangibles acquired by the Company are measured at acquisition cost less accumulated amortization and any impairment losses.